Share-based payment obligation - Omnibus employee share-based payment scheme (Details)				7 Months Ended	11 Months Ended	12 Months Ended
	Oct. 14, 2022 Option	Jun. 09, 2022 Option	Feb. 07, 2022 Option	Dec. 31, 2022 Option	Dec. 31, 2022 Option	Dec. 31, 2022 Option
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement						2,943,000
Number of share options forfeited in share-based payment arrangement						86,000
Omnibus share-based payment plans, February 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			1,147,500
Number of share options forfeited in share-based payment arrangement					62,500
Omnibus share-based payment plans, February 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions			3
Omnibus share-based payment plans, February 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period			3 years
Vesting period of instruments in share-based payment arrangement			3 years
Omnibus share-based payment plans, June 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		1,700,446
Number of share options forfeited in share-based payment arrangement				23,718
Omnibus share-based payment plans, June 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions		3
Omnibus share-based payment plans, June 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period		3 years
Vesting period of instruments in share-based payment arrangement		3 years
Omnibus share-based payment plans, October 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	94,876
Number of vesting occasions	3